Loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net loss available to ECARX Holdings Inc.		¥ (1,540,015)	$ (223,283)	¥ (1,180,921)	¥ (439,659)
Accretion of redeemable convertible preferred shares (Note 19)		354,878	51,452	243,564	101,286
Numerator for basic and diluted net loss per share calculation		¥ (1,894,893)	$ (274,735)	¥ (1,424,485)	¥ (540,945)
Denominator:
Basic	[1]	239,296,386	239,296,386	236,691,093	238,591,421
Diluted		239,296,386	239,296,386	236,691,093	238,591,421
Denominator for basic and diluted net loss per share calculation		239,296,386	239,296,386	236,691,093	238,591,421
Basic | (per share)		¥ (7.92)	$ (1.15)	¥ (6.02)	¥ (2.27)
Diluted | (per share)		¥ (7.92)	$ (1.15)	¥ (6.02)	¥ (2.27)

[1]	Shares outstanding for all periods reflect the adjustment for Recapitalization.